Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Summary of name and relationship with related parties

Name of related parties	Relationship with the Group
Newlink	Controlling Shareholder
Shenzhen Yuanwanghechu Technology Co., Ltd.	Significantly influenced by the Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	Significantly influenced by the Group

Summary of other transactions between related parties

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000

Shenzhen Yuanwanghechu Technology Co., Ltd.	—	74,460	400
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	—	690	65
	—	75,150	465

Summary of balances with related parties

	as of December 31,
	2023	2024
	RMB’000	RMB’000
Included in trade receivables
Shenzhen Yuanwanghechu Technology Co., Ltd.	7,711	—
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	27	—
Loss allowance	(335)	—
	7,403	—
Included in contract assets
Shenzhen Yuanwanghechu Technology Co., Ltd.	26,125	—
Included in amount due from related parties (Note 10)
Newlink	18,838	—
Shenzhen Yuanwanghechu Technology Co., Ltd.	8,865	1,206
	27,703	1,206
Included in amount due to related parties as other payables and accruals
Newlink	—	(3,284)
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	—	(69)
	—	(3,353)

Disclosure of transactions between related parties

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Short-term employee benefits	2,694	7,468	4,488
Share-based compensation	123,383	229,542	23,034
	126,077	237,010	27,522